Cash Flow Information - Financing Activities - Summary of Changes in Liabilities from Financing Activities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 72,806	¥ 65,723	¥ 57,236
Net change resulting from cash flow	38,124	5,406	8,917
New lease transactions	1,295	647	662
Currency exchange differences	(615)	959	(1,162)
Changes resulting from amortized costs	75	71	70
Ending balance	111,685	72,806	65,723
Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	70,270	63,054	54,046
Net change resulting from cash flow	38,768	6,119	10,052
Currency exchange differences	(483)	1,026	(1,114)
Changes resulting from amortized costs	75	71	70
Ending balance	108,630	70,270	63,054
Finance lease obligations [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,536	2,669	3,190
Net change resulting from cash flow	(644)	(713)	(1,135)
New lease transactions	1,295	647	662
Currency exchange differences	(132)	(67)	(48)
Ending balance	¥ 3,055	¥ 2,536	¥ 2,669